Other Income (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Income [Line Items]
Other income	€ 101,755	€ 20,240
Grant income	151,739
Finance costs incurred	72,783
Subsidies, grants and donation income	178,472
Recognized other income	2,042,000
Football Federation of Macedonia [Member]
Other Income [Line Items]
Grant income	€ 243,000